Benefit Plans 6 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Pension Benefits [Member]
Estimated future benefit payments
2014	$ 7,000
2015	6,700
2016	5,600
2017	1,800
2018	2,300
2019 through 2023	12,500
Retiree Health Care Benefits [Member]
Estimated future benefit payments
2014	250
2015	230
2016	250
2017	330
2018	400
2019 through 2023	$ 1,470